Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued warranty costs	$ 1,657	$ 1,735	$ 1,009
Accrued compensation and related benefits	2,533	1,001	398
Contingent purchase price consideration - Quantum	1,873	926	638
Deferred purchase price consideration – World Energy	1,680
Accreted contingent compensation to sellers of World Energy	427
Accrued financing fees		723	360
Accrued expenses, other	2,749	216	553
Total	$ 10,919	$ 4,601	$ 3,054